Debt and Capital Structure (Tables)	9 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2024	2023
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	101	179
Total Debt Principal		101	179
B) Long-Term Debt

	September 30,	December 31,
As at	2024	2023
Committed Credit Facility (1)	—	—
U.S. Dollar Denominated Unsecured Notes (2)	5,132	5,028
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,132	7,028
Debt Premiums (Discounts), Net, and Transaction Costs	67	80
Long-Term Debt	7,199	7,108
Less: Current Portion	180	—
Long-Term Portion	7,019	7,108
(1)The committed credit facility may include Canadian overnight repo rate average loans, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
(2)Total U.S. dollar denominated unsecured notes as at September 30, 2024, was US$3.8 billion (December 31, 2023 — US$3.8 billion).

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2024	2023
Short-Term Borrowings	101	179
Current Portion of Long-Term Debt	180	—
Long-Term Portion of Long-Term Debt	7,019	7,108
Total Debt	7,300	7,287
Less: Cash and Cash Equivalents	(3,104)	(2,227)
Net Debt	4,196	5,060

Net Earnings (Loss)	3,739	4,109
Add (Deduct):
Finance Costs, Net (1)	539	538
Income Tax Expense (Recovery)	1,122	931
Depreciation, Depletion and Amortization	4,916	4,644
Exploration and Evaluation Asset Write-downs	69	29
(Income) Loss From Equity-Accounted Affiliates	(76)	(51)
Unrealized (Gain) Loss on Risk Management	(5)	52
Foreign Exchange (Gain) Loss, Net	7	(67)
(Gain) Loss on Divestiture of Assets (1)	(123)	20
Re-measurement of Contingent Payments	6	59
Other (Income) Loss, Net	(179)	(63)
Adjusted EBITDA (2)	10,015	10,201

Net Debt to Adjusted EBITDA (times)	0.4	0.5
(1)Revised presentation as of January 1, 2024. See Note 3.
(2)Calculated on a trailing twelve-month basis.

Disclosure Of Net To Adjusted Funds Flow Explanatory
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2024	2023
Net Debt	4,196	5,060

Cash From (Used in) Operating Activities	10,152	7,388
(Add) Deduct:
Settlement of Decommissioning Liabilities	(235)	(222)
Net Change in Non-Cash Working Capital	1,762	(1,193)
Adjusted Funds Flow (1)	8,625	8,803

Net Debt to Adjusted Funds Flow (times)	0.5	0.6
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

	September 30,	December 31,
As at	2024	2023
Net Debt	4,196	5,060
Shareholders’ Equity	29,591	28,698
Capitalization	33,787	33,758

Net Debt to Capitalization (percent)	12	15